Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CLIPPER FUNDS TRUST
Entity Central Index Key	0001316506
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000031492 [Member]
Shareholder Report [Line Items]
Fund Name	Clipper Fund
Trading Symbol	CFIMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
Additional Information Phone Number	1-800-432-2504
Additional Information Website	clipperfund.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$35	0.68%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 9.60%, versus a 10.21% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Detractors from Performance
  Financials - underperformed the Index sector (-6% vs -1%) and overweight (average weighting 28% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Ping An Insurance (-20%), and Wells Fargo (-10%)
  Significantly underweight in Information Technology (average weighting 9% vs 35%)
  Industrials - underperformed the Index sector (+1% vs +20%) and underweight (average weighting 2% vs 9%)
    DiDi Global (-37%)
  Energy - underperformed the Index sector (+7% vs +20%)
  Communication Services - underperformed the Index sector (-1% vs +1%) and overweight (average weighting 15% vs 10%)
    Meta Platforms (-15%) and Pinterest (-19%)
  Individual holdings
    Trip.com Group (-45%), Naspers (-25%), and LyondellBasell Industries (-5%)
    LyondellBasell Industries - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+119% vs +20%)
    Samsung Electronics (+160%) and Applied Materials (+182%) - two largest individual contributors
    Texas Instruments (+74%)
  Health Care - outperformed the Index sector (+20% vs +3%)
    CVS Health (+33%), Viatris (+30%), and UnitedHealth Group (+28%)
  Consumer Discretionary - outperformed the Index sector (+5% vs -1%)
    MGM Resorts (+31%)
  Overweight in Energy (average weighting 8% vs 3%)
    Devon Energy (+11%) - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
  Individual holdings
    Alphabet (+14%) and U.S. Bancorp (+15%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Clipper Fund	25.74%	11.78%	13.34%
S&P 500 Index	22.32%	13.40%	15.50%
Russell 1000 Value Index	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund's website at www.clipperfund.com .
Net Assets	$ 1,500,000,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.5
Total number of portfolio holdings as of 06/30/26	35
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$3.8

Holdings [Text Block]	Top Sectors as of 06/30/26 Net Assets
Financials	27.46%
Health Care	15.33%
Communication Services	14.04%
Consumer Discretionary	11.98%
Information Technology	8.30%

[1]	Annualized.